Accumulated other comprehensive (loss)/income (Details) - USD ($) $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended					7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Mar. 31, 2022	Feb. 22, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		$ 1,499	$ (3,716)	$ 1,470	$ 1,503	$ (3,740)	$ (3,451)	$ (3,140)	$ 1,499	$ (3,140)	$ (3,140)	$ 1,793	$ 3,035
Other comprehensive income			14	0		1			3	6	11	(13)	(6)
Ending balance	$ 1,499	1,503	1,499	1,454	1,470	(3,825)	(3,740)	(3,451)	1,454	(3,825)	(3,716)	(3,140)	1,793
Accumulated other comprehensive income/(loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		0	(15)	3	0	(21)	(26)	(26)	(1)	(26)	(26)	(13)	(7)
Other comprehensive (loss)/income from continuing operations			1								0	(2)
Other comprehensive (loss)/income from discontinued operations			(3)								11	(11)
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services			16
Reset accumulated other comprehensive loss	1
Other comprehensive income		0		0	3	1	5	0
Ending balance	(1)	0	(1)	3	3	(20)	(21)	(26)	3	(20)	(15)	(26)	(13)
Actuarial (loss)/gain relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		0	(2)	3	0	(2)	(2)	(2)	(1)	(2)	(2)	0
Other comprehensive (loss)/income from continuing operations			1								0	(2)
Other comprehensive (loss)/income from discontinued operations			0								0	0
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services			0
Reset accumulated other comprehensive loss	1
Other comprehensive income		0		0	3	0	0	0
Ending balance	(1)	0	(1)	3	3	(2)	(2)	(2)	3	(2)	(2)	(2)	0
Share in unrealized losses from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		0	(19)	0	0	(24)	(29)	(28)	0	(28)	(28)	(13)
Other comprehensive (loss)/income from continuing operations			0								0	0
Other comprehensive (loss)/income from discontinued operations			(2)								9	(15)
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services			21
Reset accumulated other comprehensive loss	0
Other comprehensive income		0		0	0	1	5	(1)
Ending balance	0	0	0	0	0	(23)	(24)	(29)	0	(23)	(19)	(28)	(13)
Change in debt component on Archer bond
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		0	6	0	0	5	5	4	0	4	4	0
Other comprehensive (loss)/income from continuing operations			0								0	0
Other comprehensive (loss)/income from discontinued operations			(1)								2	4
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services			(5)
Reset accumulated other comprehensive loss	0
Other comprehensive income		0		0	0	0	0	1
Ending balance	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5	$ 5	$ 5	$ 0	$ 5	$ 6	$ 4	$ 0